UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/1999

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Carnegie Capital Asset Management Company
Address: 1228 Euclid Avenue, Suite 1100

         Cleveland, OH  44115

13F File Number:  28-06617

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Elizabeth L. Legler
Title:     Compliance
Phone:     216-781-4440

Signature, Place, and Date of Signing:

     /s/  Elizabeth L. Legler     Cleveland, OH     August 17, 1999


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     80

Form13F Information Table Value Total:     $138,422 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories         COM                 002824100     1515    41308 SH       SOLE                    41308        0        0
Alliance Capital Mgnt Hldng COM                 01855A101     1028    37458 SH       SOLE                    37458        0        0
AOL Time Warner  Inc        COM                 00184A105     4139    39775 SH       SOLE                    39775        0        0
AT&T                        COM                 001957109     2991    68750 SH       SOLE                    68750        0        0
Avon Products Inc           COM                 054303102      426    17150 SH       SOLE                    17150        0        0
Bank of America             COM                 060505104      222     3980 SH       SOLE                     3980        0        0
Bank One Corp               COM                 06423A103      523    15026 SH       SOLE                    15026        0        0
Bristol-Myers Squibb        COM                 110122108     3426    50755 SH       SOLE                    50755        0        0
Buckeye Partners LP         COM                 118230101      324    12000 SH       SOLE                    12000        0        0
Cardinal Health Inc         COM                 14149Y108     2583    47387 SH       SOLE                    47387        0        0
Carramerica Realty          COM                 144418100      241    11000 SH       SOLE                    11000        0        0
Cedar Fair LP               COM                 150185106      505    24338 SH       SOLE                    24338        0        0
Charles Schwab Corp         COM                 808513105     2977    89039 SH       SOLE                    89039        0        0
Charter One Financial       COM                 160903100     3033   131152 SH       SOLE                   131152        0        0
Cisco Systems Inc           COM                 17275R102     4660    67972 SH       SOLE                    67972        0        0
Citigroup Inc               COM                 172967101     4871   110711 SH       SOLE                   110711        0        0
Coca-Cola Co                COM                 191216100     1158    24010 SH       SOLE                    24010        0        0
Colgate-Palmolive           COM                 194162103     2656    58065 SH       SOLE                    58065        0        0
Cousins Properties  Inc     COM                 222795106      282     8300 SH       SOLE                     8300        0        0
Crescent Real Estate Eqt  CoCOM                 225756105      261    14500 SH       SOLE                    14500        0        0
CVS Corp                    COM                 126650100     2357    57745 SH       SOLE                    57745        0        0
Dell Computer Corp          COM                 247025109     2927    69995 SH       SOLE                    69995        0        0
Developers Diver            COM                 251591103      427    30500 SH       SOLE                    30500        0        0
Duke Realty                 COM                 264411505      414    21238 SH       SOLE                    21238        0        0
E I Dupont                  COM                 263534109      937    15485 SH       SOLE                    15485        0        0
Eli Lilly & Co              COM                 532457108     2592    40386 SH       SOLE                    40386        0        0
EMC Corp  (mass)            COM                 268648102     2740    38395 SH       SOLE                    38395        0        0
Emerson Electric Co         COM                 291011104      999    15806 SH       SOLE                    15806        0        0
Equity Office Prop          COM                 294741103      309    13300 SH       SOLE                    13300        0        0
Equity Residential Prop Tr  COM                 29476L107      381     9000 SH       SOLE                     9000        0        0
Exxon Mobil Corp            COM                 30231G102     1165    15329 SH       SOLE                    15329        0        0
Felcor Lodging Trust  Inc   COM                 31430F101      212    12100 SH       SOLE                    12100        0        0
First Industrial            COM                 32054K103      450    18200 SH       SOLE                    18200        0        0
Franchise Finance Corp      COM                 351807102      269    11500 SH       SOLE                    11500        0        0
Franklin Resources          COM                 354613101      808    26453 SH       SOLE                    26453        0        0
General Electric Co         COM                 369604103     5165    43563 SH       SOLE                    43563        0        0
Gillette Company            COM                 375766102     1559    45933 SH       SOLE                    45933        0        0
Health Care REIT            COM                 42217K106      295    14750 SH       SOLE                    14750        0        0
Hewlett-Packard             COM                 428236103     3037    33465 SH       SOLE                    33465        0        0
Home Depot  Inc             COM                 437076102     2928    42660 SH       SOLE                    42660        0        0
Hospitality Properties      COM                 44106M102      440    19850 SH       SOLE                    19850        0        0
Host Marriott               COM                 44107P104      345    36300 SH       SOLE                    36300        0        0
HRPT Properties Trust       COM                 40426W101      276    24500 SH       SOLE                    24500        0        0
Int'l Bus  Mach             COM                 459200101      297     2451 SH       SOLE                     2451        0        0
Intel Corp                  COM                 458140100     5331    71740 SH       SOLE                    71740        0        0
Koninklijke Philips Electr  COM                 500472303     2608    25818 SH       SOLE                    25818        0        0
Lucent Technologies         COM                 549463107     4665    71911 SH       SOLE                    71911        0        0
MBNA Corp                   COM                 55262L100     1706    74794 SH       SOLE                    74794        0        0
Merck & Co                  COM                 589331107     4289    66180 SH       SOLE                    66180        0        0
Microsoft Corp              COM                 594918104     5370    59300 SH       SOLE                    59300        0        0
Monsanto 6 50%              PFD CV              ~              232     6450 SH       SOLE                     6450        0        0
Monsanto Co                 COM                 61166W101      771    21601 SH       SOLE                    21601        0        0
Morgan  Dean Witter         COM                 617446448     4226    47388 SH       SOLE                    47388        0        0
Nokia Corp                  COM                 654902204      694     7720 SH       SOLE                     7720        0        0
Northern Border Ptrs        COM                 664785102      232     8000 SH       SOLE                     8000        0        0
Oracle Corp                 COM                 68389X105     4609   101307 SH       SOLE                   101307        0        0
PepsiCo   Inc               COM                 713448108     1698    55681 SH       SOLE                    55681        0        0
Pfizer Inc                  COM                 717081103     2261    63025 SH       SOLE                    63025        0        0
Pimco Advisors Ltd          COM                 ~              802    25467 SH       SOLE                    25467        0        0
Procter & Gamble            COM                 742718109     2779    29639 SH       SOLE                    29639        0        0
Progressive Corp            COM                 743315103     2720    33299 SH       SOLE                    33299        0        0
Public Storage  Inc         COM                 74460D109      252    10000 SH       SOLE                    10000        0        0
Qwest Communications        COM                 749121109      630    21300 SH       SOLE                    21300        0        0
Schering-Plough             COM                 806605101     2630    60289 SH       SOLE                    60289        0        0
Schlumberger Ltd            COM                 806857108     2124    34083 SH       SOLE                    34083        0        0
Sherwin-Williams            COM                 824348106      235    11200 SH       SOLE                    11200        0        0
Simon Property Group        COM                 828806109      397    17700 SH       SOLE                    17700        0        0
Steris Corp                 COM                 859152100      631    45900 SH       SOLE                    45900        0        0
Storage USA Inc             COM                 861907103      336    12200 SH       SOLE                    12200        0        0
Sun Communities             COM                 866674104      314     9500 SH       SOLE                     9500        0        0
Sun MicroSystems Inc        COM                 866810104     4146    44585 SH       SOLE                    44585        0        0
Tellabs  Inc                COM                 879664100     2724    47845 SH       SOLE                    47845        0        0
The Walt Disney Co          COM                 254687106     1087    41806 SH       SOLE                    41806        0        0
Thornburg Mortgage 9 68 Pfd PFD CV              ~              223     9700 SH       SOLE                     9700        0        0
Time Warner Inc             COM                 00184A105      694    11430 SH       SOLE                    11430        0        0
Wal-Mart Stores Inc         COM                 931142103     2140    45000 SH       SOLE                    45000        0        0
Warner-Lambert Co           COM                 ~              219     3300 SH       SOLE                     3300        0        0
Washington Mutual Inc       COM                 939322103      970    33150 SH       SOLE                    33150        0        0
Worldcom Inc                COM                 98157D106     3080    42856 SH       SOLE                    42856        0        0
Yahoo!  Inc                 COM                 984332106     1447     8060 SH       SOLE                     8060        0        0